Organization and Operations - Additional Information (Details)						3 Months Ended		12 Months Ended
	Apr. 21, 2023	Apr. 20, 2023 $ / shares	Mar. 29, 2020	Mar. 28, 2020	May 29, 2015 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 01, 2023 shares	Apr. 30, 2023 shares	Apr. 04, 2023 $ / shares	Dec. 31, 2021 USD ($)
Organization and Operations [Line Items]
Net loss						$ (3,261,000)	$ (4,805,000)	$ (13,316,000)	$ (20,275,000)
Accumulated deficit						(483,762,000)		(480,501,000)	(467,185,000)
Cash and cash equivalents						2,901,000		8,554,000	18,120,000
Net cash used in operating activities						(4,513,000)	(5,793,000)	(12,851,000)	(12,972,000)
Stockholders' deficit						$ (4,837,000)	$ 2,676,000	$ (1,348,000)	$ 6,445,000				$ 10,836,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001				$ 0.001		$ 0.001	$ 0.001			$ 0.001
Stock split conversion ratio	0.06
Common stock, shares issued (in shares) | shares						4,522,656		4,522,656	2,240,092	2,500,000	37,400,000
Preferred stock, shares authorized (in shares) | shares						5,000,000		5,000,000	5,000,000
Common stock, reverse stock split, fractional shares issued | shares						0		0
Stock issued during period reverse stock splits, shares | shares						1,310		1,310
Equity Incentive Plans [Member]
Organization and Operations [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares										200,000	3,000,000
Outstanding Warrants and Options [Member]
Organization and Operations [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares										100,000	2,000,000
Minimum [Member]
Organization and Operations [Line Items]
Stock split conversion ratio		0.33
Maximum [Member]
Organization and Operations [Line Items]
Stock split conversion ratio		0.06
Term Loan [Member]
Organization and Operations [Line Items]
Long term debt outstanding threshold amount								$ 800,000
Fees amount associated with loan					$ 3,200,000	$ 3,200,000		$ 3,200,000
Maturity date			Jun. 01, 2024	Sep. 01, 2021	May 01, 2021			Jun. 01, 2024
Term Loan [Member] | Maximum [Member]
Organization and Operations [Line Items]
Long term debt outstanding threshold amount						$ 400,000		$ 800,000